Supplemental Guarantor Financial Information (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Condensed Consolidating Income Statement

CONDENSED CONSOLIDATING INCOME STATEMENT

For the year ended 31 December 2017 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

Revenue	540	—	—	14 015	44 235	(2 346)	56 444
Cost of sales	(338)	—	—	(5 838)	(17 556)	2 346	(21 386)

Gross profit	202	—	—	8 177	26 679	—	35 058

Distribution expenses	(23)	—	—	(996)	(4 857)	—	(5 876)
Sales and marketing expenses	(181)	—	—	(2 208)	(5 993)	—	(8 382)
Administrative expenses	(255)	—	—	(404)	(3 182)	—	(3 841)
Other operating income/(expenses)	793	1 066	—	(1 837)	170	—	192

Profit from operations	536	1 066	—	2 732	12 834	—	17 152

Net finance cost	(819)	(3 064)	26	4 160	(6 810)	—	(6 507)

Share of result of associates	—	—	—	2	428	—	430
Profit before tax	(283)	(1 998)	26	6 894	6 437	—	11 076

Income tax expense	(16)	614	(17)	1 329	(3 830)	—	(1 920)
Profit	(299)	(1 384)	9	8 223	2 606	—	9 155

Income from subsidiaries	8 295	3 721	—	4 167	6 204	(22 387)	—
Profit from continuing operations	7 996	2 337	9	12 390	8 810	(22 387)	9 155

Profit from discontinued operations	—	—	—	—	28	—	28
Profit of the year	7 996	2 337	9	12 390	8 838	(22 387)	9 183

Profit from continuing operations attributable to:
Equity holders of AB InBev	7 996	2 337	9	12 390	7 623	(22 387)	7 968
Non-controlling interest	—	—	—	—	1 187	—	1 187

Profit of the year attributable to:
Equity holders of AB InBev	7 996	2 337	9	12 390	7 651	(22 387)	7 996
Non-controlling interest	—	—	—	—	1 187	—	1 187

For the year ended 31 December 2016 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

Revenue	506	—	—	14 135	32 884	(2 008)	45 517
Cost of sales	(300)	—	—	(5 923)	(13 587)	2 008	(17 803)

Gross profit	206	—	—	8 212	19 297	—	27 715

Distribution expenses	(27)	—	—	(967)	(3 549)	—	(4 543)
Sales and marketing expenses	(204)	—	—	(2 372)	(5 169)	—	(7 745)
Administrative expenses	(198)	(4)	—	(384)	(2 297)	—	(2 883)
Other operating income/(expenses)	464	559	—	(1 283)	598	—	338

Profit from operations	241	555	—	3 206	8 880	—	12 882

Net finance cost	(1 599)	(1 283)	36	(3 805)	(1 913)	—	(8 564)

Share of result of associates	—	—	—	2	14	—	16
Profit before tax	(1 358)	(728)	36	(597)	6 981	—	4 334

Income tax expense	—	280	2	(1 358)	(537)	—	(1 613)
Profit	(1 358)	(448)	38	(1 955)	6 444	—	2 721

Income from subsidiaries	2 599	1 958	—	1 322	1 469	(7 348)	—
Profit from continuing operations	1 241	1 510	38	(633)	7 913	(7 348)	2 721

Profit from discontinued operations	—	—	—	—	48	—	48
Profit of the year	1 241	1 510	38	(633)	7 961	(7 348)	2 769

Profit from continuing operations attributable to:
Equity holders of AB InBev	1 241	1 510	38	(633)	6 385	(7 348)	1 193
Non-controlling interest	—	—	—	—	1 528	—	1 528

Profit of the year attributable to:
Equity holders of AB InBev	1 241	1 510	38	(633)	6 433	(7 348)	1 241
Non-controlling interest	—	—	—	—	1 528	—	1 528

For the year ended 31 December 2015 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

Revenue	104	—	—	14 097	31 059	(1 656)	43 604
Cost of sales	(72)	—	—	(6 179)	(12 542)	1 656	(17 137)

Gross profit	32	—	—	7 918	18 517	—	26 467

Distribution expenses	(3)	—	—	(1 009)	(3 246)	—	(4 258)
Sales and marketing expenses	(147)	—	—	(2 065)	(4 701)	—	(6 913)
Administrative expenses	(297)	—	—	(258)	(2 005)	—	(2 560)
Other operating income/(expenses)	542	701	—	(1 210)	1 135	—	1 168

Profit from operations	127	701	—	3 376	9 700	—	13 904

Net finance cost	(565)	(1 791)	41	(311)	1 173	—	(1 453)

Share of result of associates	—	—	—	2	8	—	10
Profit before tax	(438)	(1 090)	41	3 067	10 881	—	12 461

Income tax expense	—	659	(36)	(1 068)	(2 149)	—	(2 594)
Profit	(438)	(431)	5	1 999	8 732	—	9 867

Income from subsidiaries	8 711	1 374	—	3 484	1 410	(14 979)	—
Profit	8 273	943	5	5 483	10 142	(14 979)	9 867

Attributable to:
Equity holders of AB InBev	8 273	943	5	5 484	8 548	(14 979)	8 273
Non-controlling interest	—	—	—	—	1 594	—	1 594

Schedule of Condensed Consolidating Statement of Financial Position

CONDENSED CONSOLIDATING STATEMENT OF FINANCIAL POSITION

As at 31 December 2017 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

ASSETS
Non-current assets
Property, plant and equipment	44	—	—	4 589	22 551	—	27 184
Goodwill	—	—	—	33 277	107 663	—	140 940
Intangible assets	584	—	—	22 105	23 185	—	45 874
Investments in subsidiaries	121 847	77 388	—	83 368	99 398	(382 000)	—
Investments in associates and joint ventures	—	—	—	28	5 235	—	5 263
Deferred tax assets	—	—	—		1 216	—	1 216
Derivatives	—	—	—	16	9	—	25
Other non-current assets	53 565	10 290	55 432	25 293	67 709	(210 623)	1 664
	176 040	87 677	55 432	168 676	326 966	(592 623)	222 166
Current assets
Investment securities	1 301	—	—	—	3	—	1 304
Inventories	21	—	—	626	3 472	—	4 119
Derivatives	—	—	—	320	138	—	458
Trade and other receivables	16 585	1 514	1 947	25 237	19 942	(58 660)	6 566
Cash and cash equivalents	43	242	8	5 982	9 768	(5 571)	10 472
Assets classified as held for sale	—	—	—	—	133	—	133
Other current assets	—	—	—	—	908	—	908
	17 950	1 756	1 955	32 165	34 364	(64 231)	23 960
Total assets	193 989	89 434	57 387	200 841	361 330	(656 855)	246 126

EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	72 585	38 307	586	131 657	211 449	(382 000)	72 585
Minority interest	—	—	—	—	7 635	—	7 635
	72 585	38 307	586	131 656	219 084	(382 000)	80 220
Non-current liabilities
Interest-bearing loans and borrowings	102 398	49 230	55 464	29 005	83 459	(210 607)	108 949
Employee benefits	5	—	—	1 240	1 748	—	2 993
Deferred tax liabilities	—	(337)	9	6 528	6 907	—	13 107
Derivatives	—	—	—	920	17	—	937
Other non-current liabilities	131	—	—	1 023	2 573	(18)	3 709
	102 534	48 893	55 473	38 716	94 705	(210 625)	129 695
Current liabilities
Interest-bearing loans and borrowings	16 718	2 363	479	19 336	20 531	(51 994)	7 433
Income tax payable	—	(665)	3	734	1 486	—	1 558
Derivatives	—	—	—	1 360	97	—	1 457
Trade and other payables	2 033	535	848	5 481	22 530	(6 665)	24 762
Other current liabilities	121	—	—	3 558	2 894	(5 571)	1 002
	18 872	2 233	1 330	30 469	47 538	(64 230)	36 211
Total equity and liabilities	193 989	89 434	57 387	200 841	361 330	(656 855)	246 126

As at 31 December 2016[37] Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

ASSETS
Non-current assets
Property, plant and equipment	52	—	—	4 829	22 641	—	27 522
Goodwill	—	—	—	33 056	103 477	—	136 533
Intangible assets	520	—	—	22 094	21 954	—	44 568
Investments in subsidiaries	126 200	41 488	—	8 042	—	(175 730)	—
Investments in associates and joint ventures	—	—	—	40	4 284	—	4 324
Deferred tax assets	—	327	—	—	1 261	(327)	1 261
Derivatives	—	—	—	120	26	—	146
Other non-current assets	48 333	24 322	55 258	60 420	34 582	(221 949)	966
	175 105	66 137	55 258	128 601	188 225	(398 006)	215 320
Current assets
Investment securities	5 500	—	—	—	159	—	5 659
Inventories	9	—	—	635	3 269	—	3 913
Derivatives	—	—	—	(120)	1 091	—	971
Trade and other receivables	12 072	7 937	2 338	16 622	27 215	(59 793)	6 391
Cash and cash equivalents	257	155	—	28 780	8 941	(29 554)	8 579
Assets classified as held for sale	—	—		—	16 439	—	16 439
Other current assets	—	—	—	(610)	1 719	—	1 109
	17 838	8 092	2 338	45 307	58 833	(89 347)	43 061
Total assets	192 943	74 229	57 596	173 908	247 058	(487 353)	258 381

EQUITY AND LIABILITIES
Equity
Equity attributable to equity holders of AB InBev	71 677	20 009	564	107 258	47 561	(175 730)	71 339
Minority interest	—	—	—	—	10 086	—	10 086
	71 677	20 009	564	107 258	57 647	(175 730)	81 425
Non-current liabilities
Interest-bearing loans and borrowings	86 757	50 672	55 239	16 257	126 948	(221 932)	113 941
Employee benefits	4	—	—	1 290	1 720	—	3 014
Deferred tax liabilities	—	—	16	10 141	6 848	(327)	16 678
Derivatives	—	—	—	275	196	—	471
Other non-current liabilities	116	—	—	853	1 786	(18)	2 737
	86 877	50 672	55 255	28 816	137 498	(222 277)	136 841
Current liabilities
Interest-bearing loans and borrowings	21 815	3 670	300	24 576	14 333	(56 076)	8 618
Income tax payable	—	(881)	10	6	4 787	—	3 922
Derivatives	—	—	—	(275)	1 538	—	1 263
Trade and other payables	2 068	759	850	4 583	18 542	(3 716)	23 086
Liabilities associated with assets held for sale	—	—	—	—	2 174	—	2 174
Other current liabilities	10 506	—	617	8 944	10 540	(29 554)	1 053
	34 389	3 548	1 777	37 834	51 914	(89 346)	40 116
Total equity and liabilities	192 943	74 229	57 596	173 908	247 058	(487 353)	258 381

[37]	Reclassified to conform to the 2017 presentation.

Schedule of Condensed Consolidating Statement of Cash Flows

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

For the year ended 31 December 2017 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

OPERATING ACTIVITIES
Profit	7 996	2 338	8	12 391	8 837	(22 387)	9 183
Depreciation, amortization and impairment	128	—	—	771	3 377	—	4 276
Net finance cost	819	3 064	(26)	(4 160)	6 810	—	6 507
Income tax expense	16	(614)	17	(1 329)	3 830	—	1 920
Investment income	(8 296)	(3 721)	—	(4 167)	(6 203)	22 387	—
Other items	126	—	—	(7)	(338)	—	(219)
Cash flow from operating activities before changes in working capital and use of provisions	789	1 067	(1)	3 499	16 313	—	21 667

Working capital and provisions	(283)	869	(4)	(1 210)	72	159	(397)
Cash generated from operations	506	1 936	(5)	2 289	16 385	159	21 270

Interest paid, net	(860)	(3 156)	79	351	(6 120)	5 865	(3 841)
Dividends received	2	—	—	78	139	(77)	142
Income tax paid	(16)	—	(16)	285	(2 394)	—	(2 141)

CASH FLOW FROM OPERATING ACTIVITIES	(368)	(1 220)	58	3 003	8 010	5 947	15 430

INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	—	—	—	18	599	—	617
Sale of subsidiaries, net of cash disposed of	—	—	—	42	—	—	42
Proceeds from SAB transaction-related divestitures	—	—	—	—	11 697	—	11 697
Taxes on SAB transaction-related divestitures				(3 449)			(3 449)
Acquisition of other subsidiaries, net of cash acquired	—	—	—	(306)	(292)	—	(598)
Acquisition of property, plant and equipment and of intangible assets	(126)	—	—	(534)	(4 081)	—	(4 741)
Net of tax proceeds from the sale of assets held for sale	—	—	—	—	16	—	16
Net proceeds from sale/(acquisition) of investment in short-term debt securities	4 177	—	—	—	160	—	4 337
Net proceeds from sale/(acquisition) of other assets	535	—	—	(69)	(746)	—	(280)
Net repayments/(payments) of loans granted	(7 949)	4 996	332	4 607	43 229	(45 002)	213
CASH FLOW FROM INVESTING ACTIVITIES	(3 363)	4 996	332	308	50 582	(45 002)	7 854

FINANCING ACTIVITIES
Intra-group capital reimbursements	18 594	—	—	(21 152)	2 558	—	—
Purchase of non-controlling interest	—	—	—	—	(206)	—	(206)
Proceeds from borrowings	24 604	2 262	1 470	16 197	(219)	(30 962)	13 352
Payments on borrowings	(20 574)	(5 876)	(1 306)	(19 354)	(46 006)	69 783	(23 333)
Cash net finance (cost)/income other than interests	(463)	—	—	1 977	(3 055)	—	(1 541)
Dividends paid	(7 992)	(75)	—	—	(1 285)	77	(9 275)
CASH FLOW FROM FINANCING ACTIVITIES	14 169	(3 689)	164	(22 332)	(48 213)	38 898	(21 004)

Net increase/(decrease) in cash and cash equivalents	10 438	87	554	(19 021)	10 379	(157)	2 280

Cash and cash equivalents less bank overdrafts at beginning of year	(10 244)	155	(617)	19 840	(739)	—	8 395
Effect of exchange rate fluctuations	(268)	—	72	1 611	(1 891)	157	(319)

Cash and cash equivalents less bank overdrafts at end of year	(74)	242	9	2 430	7 749	—	10 356

For the year ended 31 December 2016 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

OPERATING ACTIVITIES
Profit	1 241	1 510	38	(633)	7 961	(7 348)	2 769
Depreciation, amortization and impairment	96	—	—	748	2 633	—	3 477
Net finance cost	1 599	1 284	(36)	3 805	1 912	—	8 564
Income tax expense	—	(280)	(2)	1 358	537	—	1 613
Investment income	(2 599)	(1 958)	—	(1 322)	(1 469)	7 348	—
Other items	56	(1)	—	231	(368)	—	(82)
Cash flow from operating activities before changes in working capital and use of provisions	393	555	—	4 187	11 206	—	16 341

Working capital and provisions	(121)	541	4	(650)	(80)	9	(297)
Cash generated from operations	272	1 096	4	3 537	11 126	9	16 044
Interest paid, net	(1 543)	(1 153)	59	999	(1 108)	25	(2 721)
Dividends received	9 256	—	—	4	40	(9 257)	43
Income tax paid	—	—	—	(511)	(2 745)	—	(3 256)
CASH FLOW FROM OPERATING ACTIVITIES	7 985	(57)	63	4 029	7 313	(9 223)	10 110

INVESTING ACTIVITIES
Proceeds from sale of property, plant and equipment and of intangible assets	—	—	—	25	186	—	211
Sale of subsidiaries, net of cash disposed of	—	—	—	13	640	—	653
Acquisition of SAB, net of cash acquired	(57 712)	—	—	(8 652)	1 198	—	(65 166)
Proceeds from SAB transaction-related divestitures	—	—	—	—	16 342	—	16 342
Acquisition of other subsidiaries, net of cash acquired	—	—	—	—	(1 445)	—	(1 445)
Acquisition of property, plant and equipment and of intangible assets	(369)	—	—	(650)	(3 960)	—	(4 979)
Net of tax proceeds from the sale of assets held for sale	—	—	—	—	146	—	146
Net proceeds from sale/(acquisition) of investment in short-term debt securities	(5 500)	—	—	—	(83)	—	(5 583)
Net proceeds from sale/(acquisition) of other assets	—	—	—	(31)	4	—	(27)
Net repayments/(payments) of loans granted	(11 753)	(900)	(46 052)	(229)	(32 475)	91 180	(229)
CASH FLOW FROM INVESTING ACTIVITIES	(75 334)	(900)	(46 052)	(9 524)	(19 447)	91 180	(60 077)

FINANCING ACTIVITIES
Intra-group capital reimbursements	(79)	—	—	(2 115)	2 194	—	—
Purchase of non-controlling interest	—	—	—	—	(10)	—	(10)
Proceeds from borrowings	81 137	4 486	47 051	32 887	14 895	(94 164)	86 292
Payments on borrowings	(13 370)	(4 049)	(2 200)	(1 372)	(5 600)	2 974	(23 617)
Cash net finance (cost)/income other than interests	(628)	(64)	(5)	(3 157)	370	—	(3 484)
Dividends paid	(7 134)	—	—	—	(10 573)	9 257	(8 450)
CASH FLOW FROM FINANCING ACTIVITIES	59 926	373	44 846	26 243	1 276	(81 933)	50 731

Net increase/(decrease) in cash and cash equivalents	(7 423)	(584)	(1 143)	20 748	(10 858)	24	764
Cash and cash equivalents less bank overdrafts at beginning of year	(1 832)	739	525	(1 100)	8 578	—	6 910
Effect of exchange rate fluctuations	(989)	—	—	194	1 540	(24)	721

Cash and cash equivalents less bank overdrafts at end of year	(10 244)	155	(618)	19 842	(740)	—	8 395

For the year ended 31 December 2015 Million US dollar	Anheuser- Busch InBev SA/NV	Anheuser- Busch InBev Worldwide Inc.	Anheuser- Busch InBev Finance Inc.	Subsidiary Guarantors	Non- Guarantors	Eliminations	Total

OPERATING ACTIVITIES
Profit	8 273	943	5	5 483	10 142	(14 979)	9 867
Depreciation, amortization and impairment	73	—	—	727	2 352	—	3 153
Net finance cost	565	1 791	(41)	311	(1 173)	—	1 453
Income tax expense	101	(659)	36	1 068	2 048	—	2 594
Investment income	(8 711)	(1 374)	—	(3 484)	(1 410)	14 979	—
Other items	57	—	—	85	(483)	—	(341)
Cash flow from operating activities before changes in working capital and use of provisions	359	701	—	4 190	11 476	—	16 726

Working capital and provisions	(215)	550	(2)	(630)	1 669	(35)	1 337
Cash generated from operations	144	1 251	(2)	3 560	13 145	(35)	18 063

Interest paid, net	(442)	(1 845)	48	1 820	(1 122)	(68)	(1 609)
Dividends received	2 607	1 891	—	19	984	(5 479)	22
Income tax paid	(9)	—	—	(846)	(1 500)	—	(2 355)
CASH FLOW FROM OPERATING ACTIVITIES	2 300	1 297	46	4 553	11 507	(5 582)	14 121

INVESTING ACTIVITIES
Acquisition and sale of subsidiaries, net of cash acquired/disposed of	—	(2)	—	(312)	(604)	—	(918)
Acquisition of property, plant and equipment and of intangible assets	(105)	—	—	(646)	(3 998)	—	(4 749)
Net of tax proceeds from the sale of assets held for sale	—	—	—	244	153	—	397
Net proceeds/(acquisition) of other assets	—	—	—	44	173	—	217
Net proceeds from sale/(acquisition) of investment in short-term debt securities	—	—	—	—	169	—	169
Net repayments/(payments) of loans granted	(13 496)	508	(565)	598	(10 284)	23 193	(46)
CASH FLOW FROM INVESTING ACTIVITIES	(13 601)	506	(565)	72	(14 391)	23 193	(4 930)

FINANCING ACTIVITIES
Intra-group capital reimbursements	156	—	22	3 294	(3 472)	—	—
Proceeds from borrowings	19 965	24 078	565	6 933	12 163	(47 467)	16 237
Payments on borrowings	(3 553)	(24 869)	(3)	(3 845)	(7 807)	24 297	(15 780)
Other financing activities	159	(33)	(1)	(2 353)	1 456	—	(772)
Share buy back	(1 000)	—	—	—	—	—	(1 000)
Dividends paid	(6 586)	—	—	(3 370)	(3 489)	5 479	(7 966)
CASH FLOW FROM FINANCING ACTIVITIES	9 141	(824)	583	659	(1 149)	(17 691)	(9 281)

Net increase/(decrease) in cash and cash equivalents	(2 160)	979	64	5 140	(4 033)	(80)	(90)

Cash and cash equivalents less bank overdrafts at beginning of year	502	(240)	460	(5 789)	13 383	—	8 316
Effect of exchange rate fluctuations	(174)	—	1	(451)	(774)	80	(1 316)
Cash and cash equivalents less bank overdrafts at end of year	(1 832)	739	525	(1 100)	8 578	—	6 910